Details of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounts [Line Items]
Summary of Cash and Cash Equivalents
(1)	Cash and cash equivalents

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Cash on hand	$50	$50	$2
Checking and demand deposits	978,854	1,342,617	47,814
Time deposits	44,970	—	—
	$1,023,874	$1,342,667	$47,816

Summary of Accounts Receivable
(2)	Accounts receivable

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Accounts receivable	$33,252	$9,287	$331
Less: Allowance for doubtful accounts	(18,132)	—	—
	$15,120	$9,287	$331

Summary of Ageing Analysis of Accounts Receivables Past Due But Not Impaired
B.	The aging analysis of accounts receivable is as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Not past due	$15,120	$9,287	$331
Up to 30 days	—	—	—
31 to 90 days	—	—	—
91 to 180 days	—	—	—
Over 181 days	18,132	—	—
	$33,252	$9,287	$331

Summary of Prepayments
(3)	Prepayments

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Net input VAT	$34,591	$37,759	$1,345
Prepaid research and development expenses	9,429	9,644	344
Prepaid insurance expense	3,190	1,052	37
Prepaid handling charges	1,209	575	20
Prepaid repair expense	975	815	29
Prepaid expenses for medical research	152	2,416	86
Others	1,438	1,702	61
	$50,984	$53,963	$1,922

Summary of Property, Plant and Equipment
A.	The details of property, plant and equipment are as follows:

	Land	Buildings	Testing equipment	Office equipment	Vehicles	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$14,962	$29,532	$82,584	$19,878	$—	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	—	(3,043)	(63,398)	(115,932)
	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
2019
Opening net book amount	$14,962	$23,516	$52,931	$6,056	$—	$46,970	$13,810	$158,245
Additions	—	—	4,379	281	120	—	486	5,266
Disposals	—	—	(1,041)	(28)	—	—	(518)	(1,587)
Reclassification (Note 2)	—	—	(36,315)	—	—	(46,970)	—	(83,285)
Transfers (Note 1)	—	—	71	—	—	—	—	71
Depreciation charges	—	(656)	(4,139)	(2,998)	(23)	—	(9,049)	(16,865)
Net exchange differences	—	—	(40)	(40)	—	—	(82)	(162)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683
At December 31, 2019
Cost	$14,962	$29,532	$40,307	$18,675	$120	$—	$63,767	$167,363
Accumulated depreciation	—	(6,672)	(24,461)	(15,404)	(23)	—	(59,120)	(105,680)
	$14,962	$22,860	$15,846	$3,271	$97	$—	$4,647	$61,683

	Land	Buildings	Testing equipment	Office equipment	Vehicles	Leasehold improvements	Equipment under installation	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2020
Cost	$14,962	$29,532	$40,307	$18,675	$120	$63,767	$—	$167,363
Accumulated depreciation	—	(6,672)	(24,461)	(15,404)	(23)	(59,120)	—	(105,680)
	$14,962	$22,860	$15,846	$3,271	$97	$4,647	$—	$61,683
2020
Opening net book amount	$14,962	$22,860	$15,846	$3,271	$97	$4,647	$—	$61,683
Additions	—	—	8,052	228	—	298	5,269	13,847
Disposals	—	—	(12)	—	—	—	—	(12)
Transfers (Note 1)	—	—	69,128	—	—	—	—	69,128
Depreciation charges	—	(656)	(14,343)	(2,211)	(40)	(2,657)	—	(19,907)
Net exchange differences	—	—	(35)	(63)	—	(142)	—	(240)
	$14,962	$22,204	$78,636	$1,225	$57	$2,146	$5,269	$124,499
At December 31, 2020
Cost	$14,962	$29,532	$127,668	$13,372	$120	$10,863	$5,269	$201,786
Accumulated depreciation	—	(7,328)	(49,032)	(12,147)	(63)	(8,717)	—	(77,287)
	$14,962	$22,204	$78,636	$1,225	$57	$2,146	$5,269	$124,499
At December 31, 2020 (US$000)
Cost	$533	$1,052	$4,546	$476	$4	$387	$188	$7,186
Accumulated depreciation	—	(261)	(1,746)	(433)	(2)	(310)	—	(2,752)
	$533	$791	$2,800	$43	$2	$77	$188	$4,434

Summary of Income and Expense Accounts Relating to Lease Agreements	The information on income and expense accounts relating to lease agreements is as follows:

Items affecting profit or loss	2019	2020
	NT$000	NT$000	US$000
Interest expense on lease liabilities	$2,323	$1,719	$61
Expense on short-term lease contracts	2,272	—	—
Expense on leases of low-value assets	366	411	15

Summary of Intangible Assets	The details of intangible assets are as follows:

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2019
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)
	$—	$4,030	$4,030
2019
Opening net book amount	$—	$4,030	$4,030
Additions	—	4,177	4,177
Transfers (Note)	—	243	243
Amortization charges	—	(6,648)	(6,648)
	$—	$1,802	$1,802
At December 31, 2019
Cost	$49,136	$31,479	$80,615
Accumulated amortization	(49,136)	(29,677)	(78,813)
	$—	$1,802	$1,802

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2020
Cost	$49,136	$31,479	$80,615
Accumulated amortization	(49,136)	(29,677)	(78,813)
	$—	$1,802	$1,802
2020
Opening net book amount	$—	$1,802	$1,802
Additions	—	1,802	1,802
Transfers (Note)	—	605	605
Amortization charges	—	(3,207)	(3,207)
	$—	$1,002	$1,002
At December 31, 2020
Cost	$46,138	$33,886	$80,024
Accumulated amortization	(46,138)	(32,884)	(79,022)
	$—	$1,002	$1,002
At December 31, 2020 (US$000)
Cost	$1,643	$1,207	$2,850
Accumulated amortization	(1,643)	(1,171)	(2,814)
	$—	$36	$36

Summary of Amortization Charges of Intangible Assets Recorded in Operating Expenses	The details of the amortization charges of intangible assets (recorded in “Operating expenses”) are as follows:

	2019	2020
	NT$000	NT$000	US$000
General and administrative expenses	$2,796	$2,539	$90
Research and development expenses	3,852	668	24
	$6,648	$3,207	$114

Summary of Other Non Current Assets
(7)	Other non-current assets

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Refundable deposits	$24,351	$25,711	$916
Prepaid expense for medical research-non-current	20,000	20,000	712
Prepayments for equipment	74,841	80,718	2,874
	$119,192	$126,429	$4,502

Summary of Short Term Borrowings
(8)	Short-term borrowings

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Bank unsecured borrowings	$46,000	$16,000	$570
Interest rate	1.95%	1.95%	1.95%
Credit line	$30,000	$—	$—

Interest expense recognized in profit or loss amounted to NT$917 thousand and NT$646 thousand (US$23 thousand) for 2019 and 2020, respectively.

Summary of Other Payables
(9)	Other payables

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Research expenses	$72,576	$130,790	$4,658
Salaries and bonuses	25,405	20,035	714
Service expenses	14,236	12,529	446
Medical research expenses	4,526	6,632	236
Labor and health insurance	1,732	1,602	57
Repair expenses	638	564	20
Payables on machinery, equipment and intangible assets	264	313	11
Other accrued expenses	11,687	16,676	594
	$131,064	$189,141	$6,736

Summary of Long Term Borrowings
(10)	Long-term borrowings

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2019
				NT$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 6	$35,360
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 6	25,500
Cathay Bank - secured borrowings	Note 3	4.75%	Note 6	309,793
				370,653
Less: Current portion (Shown as "Other current liabilities")				(315,145)
				$55,508

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2020
				NT$000	US$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.80%	Note 6	$33,403	$1,190
Taiwan Cooperative Bank - secured borrowings	Note 2	1.80%	Note 6	22,100	787
Cathay Bank - secured borrowings	Note 3	4.00%	Note 6	341,760	12,171
Non-financial institution - secured borrowings	Note 4	1.35%	Note 6	67,000	2,386
Chang Hwa Commercial Bank- unsecured borrowings	Note 5	1.78%	-	120,000	4,273
				584,263	20,807
Less: Current portion (Shown as "Other current liabilities")				(115,187)	(4,102)
				$469,076	$16,705

Summary of Amounts Recognized in Balance Sheet
(b)	The amounts recognized in the balance sheet are as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Present value of defined benefit obligations	$7,402	$8,195	$292
Fair value of plan assets	(1,805)	(3,760)	(134)
Net defined benefit liability	$5,597	$4,435	$158

Summary of Net Defined benefit Liabilities

(c)	Movements in net defined benefit liabilities are as follows:

2019	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$7,064	$(1,560)	$5,504
Interest expense / income	77	(17)	60
	7,141	(1,577)	5,564
Remeasurements:
Change in financial assumptions	304	—	304
Experience adjustments	(43)	(50)	(93)
	261	(50)	211
Pension fund contribution	—	(178)	(178)
Balance at December 31	$7,402	$(1,805)	$5,597

2020	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$7,402	$(1,805)	$5,597
Interest expense / income	52	(13)	39
	7,454	(1,818)	5,636
Remeasurements:
Change in financial assumptions	306	—	306
Experience adjustments	435	(59)	376
	741	(59)	682
Pension fund contribution	—	(1,883)	(1,883)
Balance at December 31	$8,195	$(3,760)	$4,435
Balance at December 31(US$000)	$292	$(134)	$158

Summary of Principal Actuarial Assumptions	The principal actuarial assumptions used were as follows:
	2019	2020
Discount rate	0.70%	0.30%
Future salary increases	2.00%	2.00%

Sensitivity Analysis of Actuarial Assumption	The sensitivity analysis is as follows:
	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2019
Effect on present value of defined benefit obligations	$(192)	$198	$176	$(172)

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2020
Effect on present value of defined benefit obligations	$(193)	$199	$175	$(171)
December 31, 2020 (US$000)
Effect on present value of defined benefit obligation	$(7)	$7	$6	$(6)

Summary of Analysis of Timing of Future Pension Payment	The analysis of timing of the future pension payment is as follows:
	NT$000	US$000
Within 1 year	$274	$10
1-2 year(s)	110	4
2-5 years	462	16
6-10 years	4,398	157
	$5,244	$187

Summary of Equity-Settled Share-Based Payment Arrangements
A.	For 2018, 2019 and 2020, the Company’s equity-settled share-based payment arrangements are as follows:
Type of arrangement	Grant date	Quantity granted (in thousands)	Contract period	Vesting conditions
Employee stock options	2013.11.14	883.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.03.20	153.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.08.15	82.3	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.02.26	1,102.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.04.30	16.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.05.04	35.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.07.30	50.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.10.29	180.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.02.25	1,391.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.08.11	140.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.11.03	73.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.06.29	1,320.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.07.02	65.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2019.03.07	115.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2019.05.08	300.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2020.11.27	1,800.0	5 years	Gradually vested after 2 year service (Note 1)
Restricted stocks to employees (Note 2)	2017.11.16	500.0	3 years	(Note 3)
Restricted stocks to employees (Note 2)	2018.07.02	50.0	3 years	(Note 3)

Summary of Employee Stock Options	Employee stock options
	2018
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,513	$239
Options granted	1,385	101
Options expired	(831)	379
Options forfeited	(338)	196
Options outstanding at end of the year	3,729	152
Options exercisable at end of the year	1,957	188
Options permitted but not yet granted at end of the year	415

	2019
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,729	$152
Options granted	415	93
Options expired	(171)	232
Options forfeited	(749)	138
Options outstanding at end of the year	3,224	134
Options exercisable at end of the year	1,669	167
Options permitted but not yet granted at end of the year	—

	2020
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)	Weighted-average exercise price (in US dollars)
Options outstanding at beginning of the year	3,224	$134	$5
Options granted	1,800	59	2
Options expired	(856)	191	7
Options forfeited	(336)	106	4
Options outstanding at end of the year	3,832	86	3
Options exercisable at end of the year	1,402	116	4
Options permitted but not yet granted at end of the year	200

Summary of Restricted Stocks to Employees	Restricted stocks to employees
	2018	2019	2020
	Shares (in thousands)	Shares (in thousands)	Shares (in thousands)
At January 1	500	422	227
Granted for the year (Note 1)	50	—	—
Expired for the year (Note 2)	(35)	(56)	(34)
Vested/restrictions removed for the year	(93)	(139)	(183)
At December 31	422	227	10

Expiry Date and Exercise Price of Stock Options Outstanding	The expiry date and exercise price of stock options outstanding at the balance sheet dates are as follows:
		December 31, 2019
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Remaining contractual life (years)	Exercise price (in dollars)
NT$			NT$		NT$
$207.3	671	0.16	$207.3	671	$207.3
191.0	8	0.33	191.0	8	191.0
191.0	35	0.34	191.0	35	191.0
132.7	30	0.58	132.7	30	132.7
127.5	120	0.83	127.5	120	127.5
141.1	792	1.16	141.1	760	141.1
118.0	8	1.62	118.0	7	118.0
113.1	50	1.85	113.1	38	113.1
98.4	1,215	3.50	98.4	—	—
96.6	75	4.19	96.6	—	—
90.6	220	4.36	90.6	—	—
	3,224			1,669

		December 31, 2020
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$132.40	725	0.16	$132.40	725	$132.40
112.10	8	0.61	112.10	8	112.10
97.60	1,059	2.50	97.60	669	97.60
95.80	75	3.19	95.80	—	—
89.80	185	3.36	89.80	—	—
59.40	1,780	4.91	59.40	—	—
	3,832			1,402

		December 31, 2020
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
US$			US$		US$
$4.72	725	0.16	$4.72	725	$4.72
3.99	8	0.61	3.99	8	3.99
3.48	1,059	2.50	3.48	669	3.48
3.41	75	3.19	3.41	—	—
3.20	185	3.36	3.20	—	—
2.12	1,780	4.91	2.12	—	—
	3,832			1,402

Summary of Expenses Incurred on Share-based Payment Transactions	Expenses incurred on share-based payment transactions are shown below:
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Equity-settled	$41,386	$26,793	$17,657	$629

Summary of Provisions Decommissioning Liabilities	Provisions (decommissioning liabilities)
	2019	2020
	NT$000	NT$000	US$000
At January 1	$6,922	$6,432	$229
Unused amount reversed	(490)	—	—
At December 31	$6,432	$6,432	$229

Summary of Analysis of Total Provisions	Analysis of total provisions are shown below:
	December 31,
	2019	2020
	NT$000	NT$000	US$000
Non-current	$6,432	$6,432	$229

Summary of Movements In Common Shares Outstanding

Movements in the number of the Company’s common shares outstanding are as follows (Unit: thousand shares):

	2018	2019	2020
Issued common shares at January 1	56,199	64,045	74,189
Cash capital increase	—	10,200	10,000
Cash capital increase – issuance of American Depositary Shares	7,831	—	—
Issuance of employee restricted stocks	50	—	—
Cancellation of employee restricted stocks	(35)	(51)	(34)
Issued common shares at December 31	64,045	74,194	84,155
Restricted stocks retrieved from employees and to be cancelled	—	(5)	—
Outstanding common shares at December 31	64,045	74,189	84,155

Summary of Operating Revenue	Operating revenue
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Revenue from contracts with customers	$62,324	$209,140	$101,928	$3,630

Summary of Revenue From Contracts with Customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following types:

2018	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$52,100	$—	$—	$52,100
Over time	—	10,224	—	10,224
Total	$52,100	$10,224	$—	$62,324

2019	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$58,970	$149,056	$304	$208,330
Over time	—	—	810	810
Total	$58,970	$149,056	$1,114	$209,140

2020	Royalty revenue	Authorization collaboration and development revenue	Other	Total
	NT$000	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$39,483	$56,356	$5,615	$101,454
Over time	—	474	—	474
Total	$39,483	$56,830	$5,615	$101,928
Total (US$000)	$1,406	$2,024	$200	$3,630

Summary of Contract Assets and Liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	January 1,	December 31,
	2019	2019	2020
	NT$000	NT$000	NT$000	US$000
Contract assets - authorization collaboration and development revenue	$2,283	$—	$—	$—
Non-contract liabilities - authorization collaboration and development revenue	$—	$10,760	$10,286	$366

Summary of Revenue Recognized that was Included in the Contract Liability	Revenue recognized that was included in the contract liability balance at the beginning of the year.
	2019	2020
	NT$000	NT$000	US$000
Revenue recognized that was included in the contract liability balance at the beginning of the year
Authorization collaboration and development contracts	$—	$474	$17

Summary of Other Income and Expenses	Other income and expenses

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Government subsidy income (Note)	$21,100	$1,420	$27,496	$979
Others	5,128	14,629	738	26
	$26,228	$16,049	$28,234	$1,005

Note:

The Company has entered into contracts of “TLC590 Phase II Clinical Study for Postsurgical Pain Following Bunionectomy: A Double-blind, Randomized Trial”, “A phase IIa trial of lipid-based investigational drug TLC399 in the subjects with macular edema due to retinal vein occlusion in the United States” and “A phase I/II trial of lipid-based, sustained release investigational drug TLC399 (ProDex®) for treating macular edema due to retinal vein occlusion” with the Institute for Information Industry in 2020, 2017 and 2014, respectively. The Company has accrued government subsidy income in accordance with the progress of the plan. The aforesaid subsidy plan has recognized income of $1,420 thousand and $15,233 thousand (US$542 thousand) for 2019 and 2020, respectively. As of December 31, 2020, the above government subsidy has been fully recovered.

Summary of Other Gains and Losses	Other gains and losses
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Net currency exchange gain (loss)	$(2,986)	$14,515	$17,088	$609
Other gains (losses)	1,478	(53)	(297)	(11)
	$(1,508)	$14,462	$16,791	$598

Summary of Finance Costs	Finance costs
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Bank borrowings	$9,379	$21,333	$14,634	$521
Finance lease liabilities	507	—	—	—
Lease liabilities	—	2,323	1,719	61
Other borrowings	—	—	698	25
	$9,886	$23,656	$17,051	$607

Summary of Expenses by Nature	Expenses by nature (Shown as “Operating expenses”)
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Employee benefit expenses	$314,655	$268,381	$215,721	$7,682
Depreciation charges	$39,315	$64,754	$52,960	$1,886
Amortization charges	$8,144	$6,648	$3,207	$114

Summary of Employee Benefit Expenses	Employee benefit expenses
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Wages and salaries	$234,735	$210,140	$171,234	$6,098
Share-based payment compensation costs	41,386	26,793	17,657	629
Labor and health insurance fees	19,026	16,177	13,473	480
Pension costs	10,396	8,356	7,566	269
Other personnel expenses	9,112	6,915	5,791	206
	$314,655	$268,381	$215,721	$7,682

Summary of Components of Income Tax Expense	Components of income tax expense:
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the year	$538	$906	$1,278	$45
Prior year income tax (over) underestimation	329	3,214	(146)	(5)
Total current income tax	867	4,120	1,132	40
Deferred income tax:
Origination and reversal of temporary differences	—	—	—	—
	$867	$4,120	$1,132	$40

Summary of Reconciliation Between Income Tax Expense and Accounting Profit	Reconciliation between income tax expense and accounting profit:
	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	$(180,141)	$(160,680)	$(196,435)	$(6,996)
Effect of different tax rates in countries in which the Group operates	300	83	(196)	(7)
Taxable loss not recognized as deferred tax assets	180,379	161,503	197,909	7,048
Prior year income tax underestimation	329	3,214	(146)	(5)
Income tax expense	$867	$4,120	$1,132	$40

Summary of Deferred Income Tax Assets or Liabilities as a Result of Temporary Differences
C.	Amounts of deferred income tax assets or liabilities as a result of temporary differences are as follows:

	2018
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$81	$—	$(2)	$—	$79

	2019
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$79	$—	$(3)	$—	$76

	2020
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$76	$(79)	$3	$—	$—	$—

Details of Investment Tax Credits and Unrecognized Deferred Tax Assets
D.	Details of investment tax credits and unrecognized deferred tax assets are as follows:

	December 31, 2019
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$549,466	$549,466	Note
Employees’ development and training	72	72	Note

	December 31, 2020
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$723,267	$723,267	Note
Employees’ development and training	72	72	Note

	December 31, 2020
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	US$000	US$000
Qualifying items
Research and development expenditure	$25,757	$25,757	Note
Employees’ development and training	3	3	Note

Summary of the Amounts of Deductible Temporary Differences That were Not Recognized as Deferred Income Tax Assets
G.	The amounts of deductible temporary differences that are not recognized as deferred income tax assets are as follows:

	December 31,
	2019	2020
	NT$000	NT$000	US$000
Deductible temporary differences	$84,234	$68,412	$2,436

Summary of Loss Per Share	Loss per share

	2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	$(901,574)	62,719	$(14.37)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(901,574)	62,719	$(14.37)

	2019
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	$(807,522)	65,545	$(12.32)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(807,522)	65,545	$(12.32)

	2020
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	$(981,517)	79,014	$(12.42)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(981,517)	79,014	$(12.42)

	2020
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	US$000		US$
Basic loss per share
Loss attributable to common shareholders of the Company	$(34,954)	79,014	$(0.44)
Dilutive effect of common shares equivalents:
Employees' stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	$(34,954)	79,014	$(0.44)

Note:	Employee stock options and employee restricted stocks have no dilutive effect for any periods due to the fact that the Company was in loss position for all periods presented.

Summary of Investing Activities with Partial Cash Payments	Investing activities with partial cash payments

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Acquisition of property, plant and equipment (including transfers)	$42,213	$5,337	$26,144	$931
Add: Opening balance of payables on machinery, equipment and intangible assets	—	3,303	190	7
Ending balance of prepayments for equipment	27,942	74,841	80,718	2,875
Opening balance of prepayments for equipment being transferred to other expenses	780	—	—	—
Opening balance of prepayments for equipment being transferred to intangible assets	—	243	605	21
Less: Ending balance of payables on machinery, equipment and intangible assets	(3,303)	(190)	(313)	(11)
Opening balance of prepayments for equipment	(923)	(27,942)	(74,841)	(2,665)
Cash paid	$66,709	$55,592	$32,503	$1,158

	2018	2019	2020
	NT$000	NT$000	NT$000	US$000
Acquisition of intangible assets (including transfers)	$3,537	$4,420	$2,407	$86
Add: Opening balance of payable on machinery, equipment and intangible assets	—	374	74	3
Less: Ending balance of payables on machinery, equipment and intangible assets	(374)	(74)	—	—
Opening balance of prepayments for equipment	—	(243)	(605)	(22)
Cash paid	$3,163	$4,477	$1,876	$67

Changes in Liabilities from Financing Activities	Changes in liabilities from financing activities
	2018
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$70,050	$52,000	$168,050
Changes in cash flow from financing activities	—	364,107	(4,000)	360,107
Changes in other non-cash items	—	600	—	600
At December 31	$46,000	$434,757	$48,000	$528,757

	2019
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$434,757	$48,000	$528,757
Effect on initial application of IFRS16 (Note)	—	—	73,021	73,021
Adjusted balance at January 1, 2019	46,000	434,757	121,021	601,778
Changes in cash flow from financing activities	—	(56,425)	(37,778)	(94,203)
Additions	—	—	1,770	1,770
Changes in other non-cash items	—	(7,679)	7,496	(183)
At December 31	$46,000	$370,653	$92,509	$509,162

	2020
	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$370,653	$92,509	$509,162
Changes in cash flow from financing activities	(30,000)	224,524	(74,913)	119,611
Changes in other non-cash items	—	—	50,249	50,249
Net exchange difference	—	(10,914)	(725)	(11,639)
At December 31	$16,000	$584,263	$67,120	$667,383
At December 31 (US$000)	$570	$20,807	$2,390	$23,767

Note:	Adjustment for the initial application of IFRS 16.

Unrecognized Unused Tax Losses
Disclosure Of Significant Accounts [Line Items]
Summary of Expiration Dates of Unused Loss Carryforward and Amounts of Unrecognized Deductible Amounts	Expiration dates of unused loss carryforward and amounts of unrecognized deductible amounts of the Company are as follows:

	December 31, 2019
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2010	$196,215	$196,215	$196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	870,584	870,584	870,584	2028
2019	754,611	754,611	754,611	2029
	$5,537,167	$5,537,167	$5,537,167

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2020
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2011	$212,903	$212,903	$212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	870,584	870,584	870,584	2028
2019	775,140	775,140	775,140	2029
2020	938,069	938,069	938,069	2030
	$6,299,550	$6,299,550	$6,299,550

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2020
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	US$000	US$000	US$000
2011	$7,582	$7,582	$7,582	2021
2012	6,693	6,693	6,693	2022
2013	14,523	14,523	14,523	2023
2014	22,517	22,517	22,517	2024
2015	23,141	23,141	23,141	2025
2016	28,219	28,219	28,219	2026
2017	29,652	29,652	29,652	2027
2018	31,004	31,004	31,004	2028
2019	27,605	27,605	27,605	2029
2020	33,407	33,407	33,407	2030
	$224,343	$224,343	$224,343

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

Employee Stock Options
Disclosure Of Significant Accounts [Line Items]
Summary of Fair Value of Stock Measured Using Black-Scholes Option-pricing Model	The fair value of stock options granted on grant date is measured using the Black Scholes option-pricing model. Relevant information is as follows:
Employee stock options
Grant date	June 29, 2018	July 2, 2018
Dividend yield	—	—
Expected volatility	43.59%~44.04%	43.60%~44.03%
Risk-free interest rate	0.65%~0.69%	0.65%~0.70%
Expected life (years)	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 100.5	$ 102.5
Weighted average stock options fair value (in NT dollars)	$ 33~$ 37	$ 33~$ 38

Grant date	March 7, 2019	May 8, 2019	November 27, 2020
Dividend yield	—	—	—
Expected volatility	41.76%~42.66%	38.85%~41.63%	37.03%~39.63%
Risk-free interest rate	0.62%~0.65%	0.57%~0.60%	0.18%~0.19%
Expected life (years)	3.5~4.5	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 97.4	$ 91.3	$ 59.4
	(US$3.47 dollars)	(US$3.25 dollars)	(US$2.12 dollars)
Weighted average stock options fair value (in NT dollars)	$ 31~$ 35	$ 27~$ 32	$ 17~$ 18
	(US$1.10~1.25 dollars)	(US$0.96~1.14 dollars)	(US$0.61~0.64 dollars)

Right-of-use assets
Disclosure Of Significant Accounts [Line Items]
Summary of Property, Plant and Equipment	The carrying amount of right-of-use assets and the depreciation charges are as follows:

	December 31, 2019
	Cost	Accumulated depreciation	Carrying amount
	NT$000	NT$000	NT$000
Buildings	$71,477	$(27,062)	$44,415
Testing equipment	86,328	(23,698)	62,630
Vehicles	697	(131)	566
	$158,502	$(50,891)	$107,611

	December 31, 2020
	Cost	Accumulated depreciation	Carrying amount
	NT$000	NT$000	NT$000
Buildings	$105,634	$(40,472)	$65,162
Vehicles	697	(305)	392
	$106,331	$(40,777)	$65,554

	December 31, 2020
	Cost	Accumulated depreciation	Carrying amount
	US$000	US$000	US$000
Buildings	$3,761	$(1,441)	$2,320
Vehicles	25	(11)	14
	$3,786	$(1,452)	$2,334

	2019	2020
	Depreciation changes	Depreciation changes
	NT$000	NT$000	US$000
Buildings	$27,104	$27,080	$964
Testing equipment	20,654	5,799	207
Vehicles	131	174	6
	$47,889	$33,053	$1,177